Notes Payable And Senior Notes (Principal Amounts Of Senior Notes Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Senior Notes	$ 489,483	$ 489,190
Predecessor [Member]
Debt Instrument [Line Items]
Senior Notes	283,483
Predecessor [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
Debt Instrument [Line Items]
Senior Notes	66,704
Predecessor [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	138,912
Predecessor [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	$ 77,867